As filed with the Securities and Exchange Commission
on October 17, 1997                                  Registration No.:  33-57166
                                                                        811-7434
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          ---
         Pre-Effective Amendment No.
                                      ---                                 ---
         Post-Effective Amendment No.  7                                   X
                                      ---                                 ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                          ---
         Amendment No.  9
                       ---


                            THE STRATTON FUNDS, INC.
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (610) 941-0255
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                     Patricia L. Sloan, Secretary/Treasurer
                            The Stratton Funds, Inc.
       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                            Vernon Stanton, Jr., Esq.
                             Drinker Biddle & Reath
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                                 (215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b)
     ---
             on ( date ) pursuant to paragraph (b)
     ---
             60 days after filing pursuant to paragraph (a)(1)
     ---
             on (date) pursuant to paragraph (a)(1)
     ---
             75 days after filing pursuant to paragraph (a)(2)
     ---
      X      on December 31, 1997 pursuant to paragraph (a)(2) of rule 485
     ---

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a
     ---
             previously filed post-effective amendment

The Registrant has previously registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Form 24f-2 Notice for fiscal year ended December 31, 1996 was filed with the Commission on February 28, 1997.

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)


Part A
Item No.                                               Prospectus Caption
--------                                               ------------------
1.      Cover Page                                     Cover Page

2.      Synopsis                                       Introduction; Fee Table

3.      Condensed Financial Information                Financial Highlights;
                                                       Performance Calculations

4.      General Description of Registrant              Introduction; Investment Objectives,
                                                       Policies, Restrictions and Risk
                                                       Considerations; Description of Common Stock

5.      Management of the Fund                         Management of the Funds; Investment
                                                       Advisor; Service Providers and Underwriter

5A.     Management's Discussion of Fund Performance    Inapplicable

6.      Capital Stock and Other Securities             How to Buy Fund Shares: Reinvestment of
                                                       Income Dividends and Capital Gains
                                                       Distributions; Tax Treatment: Dividends
                                                       and Distributions; Description of Common
                                                       Stock

7.      Purchase of Securities Being Offered           Service Providers and Underwriter;
                                                       Computation of Net Asset Value; How to Buy
                                                       Fund Shares; Exchange Privilege;
                                                       Retirement Plans

8.      Redemption or Repurchase                       How to Redeem Fund Shares

9.      Legal Proceedings                              Inapplicable


                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)


Part B                                            Statement of Additional
Item No.                                          Information Caption
--------                                          -------------------
10. Cover Page                                    Cover Page

11. Table of Contents                             Table of Contents

12. General Information and History               Inapplicable

13. Investment Objective and Policies             Additional Information on Investment
                                                  Objectives and Policies; Investment
                                                  Restrictions

14. Management of the Registrant                  Directors and Officers of the Funds

15. Control Persons and Principal                 Control Persons and Principal Holders
    Holders of Securities                         of Securities

16. Investment Advisory and Other                 The Investment Advisor and Other
    Services                                      Service Providers

17. Brokerage Allocation                          Portfolio Transactions and Brokerage
                                                  Commissions

18. Capital Stock and Other Securities            Covered in Part A

19. Purchase, Redemption and Pricing              Additional Purchase and Redemption
    of Securities Being Offered                   Information

20. Tax Status                                    Additional Information Concerning
                                                  Taxes

21. Underwriters                                  The Investment Advisor and Other
                                                  Service Providers

22. Calculation of Performance Data               Additional Information on Performance
                                                  Calculations

23. Financial Statements                          Financial Statements


Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective Amendment No. 7 to the Registration Statement.

                          Stratton Special Value Fund

                                  PROSPECTUS
                               December 31, 1997

                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                (610) 941-0255

Stratton Special Value Fund (the "Fund") is a separate, diversified investment portfolio offered by The Stratton Funds, Inc. (the "Company"), a no-load open-end series management investment company. The Fund's investment objective is to achieve capital appreciation. The Fund seeks to achieve its objective by investing in equity securities, primarily common stock and securities convertible into or exchangeable for common stock which represent a value or potential worth which is not fully recognized by prevailing market prices.

This Fund has an aggressive investment policy in that it expects to incur the risk of investing in short positions, and it should not be considered a complete investment program.

This Prospectus sets forth concisely the information about the Fund that prospective investors ought to know before investing. Investors should read this Prospectus and retain it for future reference.

Additional information about the Fund has been filed with the U.S. Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the telephone number or address above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. The Statement of Additional Information, material incorporated by reference into this Prospectus, and any other information regarding the Fund is maintained electronically with the U.S. Securities and Exchange Commission at its Internet Web sight (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                               TABLE OF CONTENTS

                                                                                        Page
Introduction....................................................................
Fee Table.......................................................................
Investment Objective, Policies, Restrictions and Risk Considerations............
Portfolio Turnover..............................................................
Management of the Fund..........................................................
Investment Advisor..............................................................
Computation of Net Asset Value .................................................
How to Buy Fund Shares .........................................................
  Investing by Mail.............................................................
  Investing by Wire.............................................................
  Automatic Investment Plan.....................................................
  Direct Deposit Program........................................................
  Reinvestment of Income Dividends and Capital Gains Distributions..............
  Additional Information........................................................
How to Redeem Fund Shares.......................................................
  By Written Request............................................................
  By Automated Clearing House ("ACH")...........................................
  Systematic Cash Withdrawal Plan...............................................
  Additional Information........................................................
Exchange Privilege .............................................................
Retirement Plans................................................................
Tax Treatment: Dividends and Distributions .....................................
Performance Calculations .......................................................
Description of Common Stock ....................................................
Service Providers and Underwriter...............................................

--------------------------------------------------------------------------------

FOR ADDITIONAL INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUND'S DISTRIBUTOR, FPS BROKER SERVICES, INC., 3200 HORIZON DRIVE, P.O. BOX 61503, KING OF PRUSSIA, PA 19406-0903, OR BY TELEPHONING 800-634-5726.




--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

INTRODUCTION           Stratton Special Value Fund (the "Fund"), a series of The
                       Stratton Funds, Inc., is a no-load, open-end diversified mutual fund.

Investment             The Fund's investment objective is to achieve capital
Objective              appreciation. The Fund seeks to achieve its objective by
                       investing in equity securities, primarily common stock and securities convertible into or exchangeable for common stock which represent a value or potential worth which is not fully recognized by prevailing market prices.

                       The value of the Fund's shares fluctuate because the value of the securities in which the Fund invests fluctuates. The Fund will earn dividend or interest income to the extent that it receives dividends or interest from its investments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund's investment objective will be achieved.

How to Buy Fund        The minimum initial investment for the Fund is $5,000.
Shares                 There is no minimum initial investment requirement for
                       any retirement plan. Subsequent investments will be accepted in minimum amounts of $100 or more. The Fund does not impose any sales load nor bear any fees pursuant to a Rule 12b-1 Plan. The public offering price for shares of the Fund is the net asset value per share next determined after receipt and acceptance of a purchase order at the transfer agent in proper form with accompanying check or bank wire arrangement. See "How to Buy Fund Shares."

How to Redeem          Shares of the Fund may be redeemed at the net asset value
Fund Shares            per share next determined after receipt by the transfer
                       agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Fund Shares."

Dividends              The Fund may invest in dividend paying companies, and as
                       such, intends to pay dividends from its net investment income annually. Distributions of net capital gains, if any, will be paid annually.

Investment             Stratton Management Company (the "Investment Advisor"),
Management,            Plymouth Meeting Executive Campus, 610 W. Germantown
Underwriter and        Pike, Suite 300, Plymouth Meeting, PA 19462-1050 is the
Servicing Agents       Investment Advisor for the Fund.

                       FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Fund's Underwriter. FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Fund's Administrator, Accounting/Pricing Agent, and Transfer Agent.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

FEE TABLE    Below is a summary of the estimated Operating Expenses that the
             Fund may incur for its upcoming fiscal period. A hypothetical example based on the summary is also shown.

             Annual Fund Operating Expenses:
             ------------------------------
             (as a percentage of average net assets)

               Management Fees.........................   0.75%/1/

               Other Expenses..........................   1.25%
                                                          -----

               Total Fund Operating Expenses...........   2.00%

             Example:

             You would pay the following expenses           1 year     $  16
             on a $1,000 investment, assuming: (1) a 5%     3 years    $  50
             annual return; and (2) redemption at the
             end of each time period:

             WHILE THE FOREGOING EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN MORE OR LESS THAN 5%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

             The purpose of this table is to assist investors in understanding the various costs and expenses that investors will bear directly or indirectly. The Fund does not impose any sales load, redemption or exchange fees, nor does it bear any fees pursuant to a Rule 12b-1 Plan; however, the Transfer Agent currently charges investors who request redemptions by wire transfer a fee of $9 for each such payment. For more complete descriptions of the various costs and expenses, see "Investment Advisor," "How to Buy Fund Shares," "How to Redeem Fund Shares," "Retirement Plans" and "Service Providers and Underwriter."

             /1/ This fee represents the basic management fee of 0.75% payable to the Fund under the Investment Advisory Agreement. The basic management fee may be increased or decreased by a performance adjustment. The performance adjustment is a rolling 24-month comparison to the Frank Russell 2000 Index ("Russell 2000"), see "Investment Advisor" for a further discussion.



--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

INVESTMENT             The investment objective of the Fund is not fundamental
OBJECTIVE,             and may be changed by the Board of Directors without
POLICIES,              shareholder approval. Unless otherwise stated in this
RESTRICTIONS           Prospectus or the Statement of Additional Information,
AND RISK               the Fund's investment policies are not fundamental and
CONSIDERATIONS         may be changed without shareholder approval. While a non-
                       fundamental policy or restriction may be changed by the Board of Directors of the Fund without shareholder approval, the Fund intends to notify shareholders before making any change in any such policy or restriction.
                       Fundamental policies and restrictions may not be changed without shareholder approval. A complete list of the Fund's fundamental investment restrictions appears in the Statement of Additional Information.

                       The investment objective of the Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing in equity securities, primarily common stock and securities convertible into or exchangeable for common stock which represent a value or potential worth which is not fully recognized by prevailing market prices. These stocks are considered by the Investment Advisor to be under-researched as measured by the professional, financial research analysts covering them. The Investment Advisor employs a "value" approach to the Fund's investments, seeking to identify companies that have experienced fundamental change, are intrinsically undervalued or are misunderstood by the investment community. The Investment Advisor examines various factors in determining the value characteristics of securities including, but not limited to, ratios of price to cash flow, price to sales, price to book, price to revenue and price to earnings. The Fund may also seek to achieve its objective by investing in companies that are suffering from market inefficiencies due to less liquidity, and companies whose share price may have declined relative to the intrinsic value of its business. The Fund will pursue a wide array of opportunities among very small growth companies and mature companies. The Fund will seek out companies in which there is a large disparity between its market value and the Investment Advisor's estimate of its earnings power, assets, or private market value.

                       On an overall portfolio basis, the Investment Advisor will seek to achieve the Fund's objective by continuously reviewing both individual securities and relevant economic and social conditions so that in the view of the Investment Advisor, the Fund has the greatest possible potential for capital appreciation.

                       Under normal market conditions, it is expected that the Fund will invest at least 80% of its assets in equity securities, primarily common stock and securities convertible into common stock. The Fund may also invest in other types of securities with equity characteristics such as REITs, preferred stocks, warrants, units and rights. The Fund may invest in both exchange-listed and over-the-counter securities. The Fund may engage in short sale transactions, invest in futures contracts and related options, and purchase and sell exchange-listed put and call options. As a matter of fundamental policy which cannot be changed without the vote of a majority of the Fund's outstanding shares, the Fund will not invest more than 25% of its total assets in any one industry.

                       The Fund will not knowingly invest more than 15% of its total assets in securities that are illiquid. Securities having legal or contractual restrictions on resale and no readily available market, and instruments that do not provide for payment to the Fund within seven days after notice are subject to this 15% limit. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed to be illiquid for the purposes of this limitation.

Short Sale             Short sales are transactions in which the Fund sells a
Transactions           security it does not own in anticipation of a decline in
                       the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus
                       margin requirements, until the short position is closed out.

                       Since short selling can result in profits when stock prices generally decline, the Fund in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value and a loss on a short sale of another security if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. Among the factors which management may consider in making short sales are a decreasing demand for a company's products, lower profit margins, lethargic management and a belief that a disparity exists between the price of the security and its underlying assets or other values.

                       No short sale will be effected which will, at the time of making such short sale transaction and giving effect thereto, cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The value of the securities of any one issuer that have been "shorted" by the Fund is limited to the lesser of 2% of the outstanding value of the Fund's net assets or 2% of the outstanding securities of any class of the issuer. In addition, to secure the Fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or otherwise cover its short position in accordance with positions taken by the U.S. Securities and Exchange Commission ("S.E.C.").

                       In addition to the short sales discussed above, the Fund may also make short sales "against the box", i.e., short sales made when the Fund owns securities identical to those sold short. The Fund may only engage in short sale transactions in securities listed on one or more national securities exchange or on NASDAQ.

Futures Contract       The Fund may invest in futures contracts and options on
and Related            futures contracts for hedging purposes or to maintain
Options                liquidity. However, the Fund may not purchase or sell a
                       futures contract or purchase a related option unless immediately after any such transaction the sum of the aggregate amount of initial margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of its total assets.

                       At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. When the Fund sell a futures contract, it agrees to sell a specified underlying instrument at a specified future date. The Fund may sell a futures contract in order to offset decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. The Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

                       The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures


--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus
                       contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                       To enter into a futures contract, the Fund must make a deposit of an initial margin with its custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

                       The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Investment Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. Successful use of options and futures by the Fund is subject to the Investment Advisor's ability to predict correctly the movements in the direction of the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For further discussion, see "Additional Information on Investment Objectives and Policies" in the Statement of Additional Information.

Options The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                       A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed-upon price during the option period. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only write call options on a covered basis (options on securities owned by the Fund). The Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Fund may lose potential market appreciation if the Investment Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

                       A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Fund will only write put options on a covered basis. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

                       An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold. For further discussion, see "Additional Information on Investment Objectives and Policies" in the Statement of Additional Information.

REITs The Fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

                       REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. For more information, please see the discussion under "Tax Treatment: Dividends and Distributions."

Short-Term             Although the Fund normally seeks to remain fully invested
Securities             in equity securities, it may invest temporarily up to
                       100% of its assets in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, for temporary purposes pending investments in other securities, to maintain liquidity to meet shareholder redemptions or for temporary defensive measures to protect against the erosion of its capital base. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements.
                       When the Fund invests for defensive purposes, it may affect the attainment of its investment objective.

PORTFOLIO              The Fund's portfolio turnover rate may vary significantly
TURNOVER               from year to year as well as within the year and its
                       turnover rate could reach or exceed 100%. A 100% turnover rate would occur, for example, if all the securities in the Fund's portfolio were replaced in a period of one year. A greater portfolio turnover rate reflects a greater number of securities transactions. High portfolio turnover may also result in the realization of substantial capital gains, and any distributions from short-term capital gains are taxable at ordinary income rates for Federal tax purposes. High portfolio turnover involves correspondingly greater brokerage commission and other transaction costs to the Fund.

MANAGEMENT             The business of the Fund is managed under the direction
OF THE FUND            of the Company's Board of Directors. Information about
                       the directors and officers of the Fund is included in the Statement of Additional Information.

INVESTMENT             Stratton Management Company (the "Investment Advisor"),
ADVISOR                with offices at Plymouth Meeting Executive Campus, 610 W.
                       Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-
                       1050, manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Company's Board of Directors. The Investment Advisor is registered as an investment advisor under the

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       Investment Advisors Act of 1940, as amended. The Investment Advisor provides investment advisory services, consisting of portfolio management, for a variety of individuals and institutions and had approximately $1.7 billion in assets under management as of September 30, 1997. By reason of his ownership of all the Investment Advisor's Class A voting stock, James W. Stratton is a "controlling person" of that firm.

                       Mr. Stratton is the Chief Executive officer of the Investment Advisor. James Van Dyke Quereau is the designated Portfolio Manager and will be responsible for the day-to-day investment management of this Fund. Mr. Quereau has been a Managing Partner and Director of Research of the Advisor since May 1990, and has been in the investment management business for 26 years.

Investment             Pursuant to an Investment Advisory Agreement, Stratton
Advisory Fee           Management Company provides an investment program in
                       accordance with the Fund's investment policies, limitations and restrictions.

                       For providing investment advisory services, the Investment Advisor receives an investment advisory fee payable monthly at an annual rate of 0.75% of average daily net assets, subject to a performance adjustment. The performance adjustment will commence at the end of the month in which the Fund has completed 24 months of operation, if it has net assets of $20 million or more, at such date, or at the end of any succeeding month at which it has net assets of $20 million, but in any event, irrespective of its net assets, at the end of the month in which the Fund has completed 36 months of operation and will be calculated at the end of the commencement month and each succeeding month based upon a rolling 24 month performance period. The performance adjustment is added to or subtracted from the basic investment advisory fee. The Fund's gross performance is compared with the performance of the Frank Russell 2000, a widely recognized unmanaged index of common stock prices, over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on a market capitalization-weighted basis. When the Fund performs better than the Russell 2000, it pays the Investment Advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between the Fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the Fund outperformed or underperformed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the basic advisory fee may be increased as high as an annual rate of 1.25% or decreased to as low as an annual rate of 0.25% of the Fund's average daily net asset value. Due to the complexities of researching and investing in small-cap equity securities, the advisory and incentive fees (if realized) paid by the Fund are higher than those paid by most other investment companies. Additionally, the Fund's incentive fee of plus or minus 0.50% is greater than that of other mutual funds with similar objectives which pay incentive fees.

COMPUTATION            The net asset value per share of the Fund is determined
OF NET ASSET           once each business day as of the close of regular trading
VALUE                  hours (currently 4:00 p.m. Eastern time) on the New York
                       Stock Exchange ("NYSE"). Such determination will be made by dividing the value of all securities and other assets
                       (including dividends accrued but not collected) less any liabilities (including accrued expenses), by the total number of shares outstanding.

                       Portfolio securities are valued as follows:

                       1. Securities listed or admitted to trading on any
                          national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       2. Securities traded in the over-the-counter market are
                          valued at the last sale price, if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

                       3. All other securities and assets are valued at their
                          fair value as determined in good faith by the Board of Directors of the Fund, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

                       Determination of the net asset value may be suspended when the right of redemption is suspended as provided under "How to Redeem Fund Shares."

HOW TO BUY             Shares of the Fund are offered on a continuous basis at
FUND SHARES            the net asset value. The net asset value per share of the
                       Fund, and hence the purchase price of the shares, will vary with the value of securities held in the Fund's portfolio. Purchasers of Fund shares pay no "sales load";
                       the full amount of the purchase price goes toward the purchase of shares of the Fund. Purchases are made at the net asset value next determined following receipt of a purchase order by the Transfer Agent, at the address set forth below, accompanied by payment for the purchase. The
                       Fund may also from time to time accept wire purchase orders from broker/dealers and institutions who have been approved previously by the Fund.

                       Orders for shares of the Fund received prior to the close of regular trading hours on the NYSE are confirmed at the net asset value determined at the close of regular trading hours on the NYSE on that day.

                       Orders received at the address set forth below subsequent to the close of regular trading hours on the NYSE will be confirmed at the net asset value determined at the close of regular trading hours on the next day the NYSE is open.

Investing by Mail      An account may be opened and shares of the Fund purchased
                       by completing the Investment Application (the
                       "Application"), enclosed within this Prospectus and sending the Application, together with a check for the desired amount, payable to Stratton Special Value Fund
                       c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box
                       61503, King of Prussia, PA 19406-0903. The minimum amount for the initial purchase of shares is $5,000.

                       Subsequent purchases may be made in amounts of $100 or more. (Note: There are no minimum investment amounts applied to retirement plans.) After each purchase you will receive an account statement for the shares purchased. Once a shareholder's account has been established, additional purchases may be made by sending a check made payable to Stratton Special Value Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement and include the Fund account number on your check (as well as the attributable year for retirement plan investments, if applicable).

                       Please Note: The Fund will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than the fund and are endorsed over to the fund. In order to ensure receipt of good funds, the Fund reserves the right to delay sending your redemption proceeds up to 15 days if you recently purchased shares by check. A $20 fee will be charged to your account for any payment check returned to the custodian.

Investing by Wire       You may also pay for shares by instructing your bank to
                       wire Federal funds to the Transfer Agent. Federal funds are monies of member banks within the Federal Reserve System. Your bank must include the full name(s) in which your account is registered and your Fund account number, and should address its wire as follows:

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                           UMB BANK KC NA
                           ABA # 10-10-00695
                           For: FPS Services, Inc.
                           Account # 98-7037-071-9
                           FBO: "Stratton Special Value Fund"
                           Account of (exact name(s) of account registration) Shareholder Account #

                       If you are opening a new account by wire transfer, you must first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the Fund with your social security or other tax identification number. A completed Application with signature(s) of registrant(s) must be filed with the Fund immediately subsequent to the initial wire. Your bank will generally charge a fee for this wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

                       Please Note: Your initial Fund account must satisfy the $5,000 minimum balance requirement in order to participate in the following programs or plans.

Automatic              Shares of the Fund may be purchased through our
Investment Plan        "Automatic Investment Plan" (the "Plan"), (a tear-out
                       application is attached to the back of this Prospectus).
                       The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. The minimum investment pursuant to this Plan is $100 per month. The account designated will be debited in the specified amount, on the date indicated, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an Automated
                       Clearing House ("ACH") member may be so designated. The
                       Fund may alter, modify or terminate this Plan at any time.

Direct Deposit         This program enables a shareholder to purchase additional
Program                shares by having certain payments from the Federal
                       Government ONLY (i.e. federal salary, social security and certain veterans, military or other payments) automatically deposited into the shareholder's account in the Fund. The minimum investment is $100.

                       To elect this privilege, a shareholder must complete a Direct Deposit Enrollment Form for each type of payment desired. The form may be obtained by contacting the Transfer Agent, at the address or telephone number shown below. Death or legal incapacity will terminate a shareholder's participation in this program. A shareholder may terminate their participation by notifying, in writing, the appropriate Federal agency. In addition, the Fund may terminate participation upon 30 days' notice to the shareholder.

Reinvestment of        Any shareholder may at any time request and receive
Income Dividends       automatic reinvestment of any Fund's income dividends and
and Capital Gains      capital gains distributions, or income dividends only, or
Distributions          capital gains distributions only, in additional shares of
                       the Fund unless the Fund's Board of Directors determines otherwise. The Fund will send the shareholder an account statement reflecting all such reinvestments. The $100 minimum requirement for subsequent investments does not apply to the reinvestment of income dividends and/or capital gain distributions.

                       The election to reinvest may be made on the enclosed Application or by writing to "Stratton Special Value Fund ", c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Any such election will automatically continue for subsequent dividends, and/or distributions until written revocation is received by the Fund. If no election is chosen the Fund will automatically reinvest your dividends and capital gains.

Additional             Shares of the Fund may be purchased or redeemed through
Information            certain broker/dealers who may charge a transaction fee,
                       which would not otherwise be charged if the shares were purchased directly from the Fund.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       The Fund reserves the right to reject purchases under circumstances or in amounts considered disadvantageous to the Fund. CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE REGISTERED SHAREHOLDER(S).

                       The Fund is required by Federal tax law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with Internal Revenue Service regulations regarding Tax Identification Certification. In order to avoid this withholding requirement, you must certify via signature on your Application, or on a separate W-9 Form supplied by the Transfer Agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

                       While the Fund provides most shareholder services, certain special services, such as a request for a historical transcript of an account, may involve an ADDITIONAL FEE. To avoid having to pay such a fee for these special services, it is important that you SAVE your last Year-to-Date Confirmation Statement received each year.

                       PLEASE REFER ALL QUESTIONS AND CORRESPONDENCE ON NEW AND EXISTING ACCOUNTS (SUCH AS PURCHASES OR REDEMPTIONS, OR STATEMENTS NOT RECEIVED), DIRECTLY TO THE TRANSFER AGENT, BY WRITING TO FPS SERVICES, INC., 3200 HORIZON DRIVE, P.O. BOX 61503, KING OF PRUSSIA, PA 19406-0903, OR BY CALLING FPS' CUSTOMER SERVICE DEPARTMENT AT 800-441-6580. PLEASE REFERENCE YOUR FUND NAME AND ACCOUNT NUMBER.

HOW TO                 Shareholders may redeem shares of the Fund by mail, by
REDEEM FUND            writing directly to the Transfer Agent, and requesting
SHARES                 liquidation of all or any part of their shares. The
                       redemption request must be signed exactly as the
                       shareholder's name appears in the registration and must
                       include the Fund name and account number. If shares
                       are owned by more than one person, the redemption request
                       must be signed by all owners exactly as their names
                       appear in the registration. Shareholders holding stock
By Written Request     certificates must deliver them along with their signed
                       redemption requests. To protect your account, the Transfer Agent and the Fund from fraud, signature guarantees are required for certain redemptions.
                       Signature guarantees are required for: (1) all redemptions of $10,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered; (3) any redemptions which request that the proceeds be wired to a bank; (4) requests to transfer the registration of shares to another owner; and (5) any redemption if the proceeds are to be sent to an address other than the address of record. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. In certain instances, the Fund may require additional documents, such as certified death certificates or proof of fiduciary or corporate authority. (NOTE: PLEASE CALL OUR TRANSFER AGENT TO
                       VERIFY REQUIRED LANGUAGE FOR ALL RETIREMENT PLAN
                       REDEMPTION REQUESTS.) No redemption shall be made unless a shareholder's Application is first on file. In addition, the Fund will not accept redemption requests until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

                       Redemption requests mailed to the Investment Advisor must be forwarded to the Transfer Agent and will not be effected until they are received in good order by the Transfer Agent.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       The Transfer Agent cannot accept redemption requests which specify a particular forward date for redemption.

By Automated           A shareholder may elect to have redemption proceeds, cash
Clearing House         distributions or systematic cash withdrawal payments
                       transferred to his or her bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service.

                       Written ACH redemption requests must be received by the Transfer Agent before 4 p.m. Eastern time to receive that day's closing net asset value. ACH redemptions will be sent on the day following the shareholder's request and funds will be available two days later.

                       Redemption proceeds (including systematic cash withdrawals), as well as dividend and capital gains distributions, may be sent to a shareholder via Federal Funds wire. However, the Transfer Agent will charge a $9 fee for each Federal Funds wire transmittal, which will be deducted from the amount of the payment.

Systematic Cash        The Fund offers a Systematic Cash Withdrawal Plan as
Withdrawal Plan        another option which may be utilized by an investor who
                       wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $50 or more.
                       All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.

                       An investor should realize that if withdrawals exceed income dividends and capital gains distributions, the invested principal will be depleted. Thus, depending on the size of the withdrawal payments and fluctuations in the value of the shares, the original investment could be exhausted entirely. An investor may change or stop the Plan at any time by written notice to the Fund. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS MUST BE AUTOMATICALLY REINVESTED TO PARTICIPATE IN THIS PLAN. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

Integrated Voice       Shareholders of the Fund can obtain toll-free access to
Response (IVR)         account information, as well as some transactions, by
System                 calling 1 (800) 472-4266. IVR provides total return,
                       share price, price change, and yield quotations for the Fund; gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

Additional             Due to the relatively high cost of maintaining smaller
Information            accounts, the Company reserves the right to involuntarily
                       redeem shares in any account for its then current net asset value (which will be paid to the shareholder within five business days, or such shorter time period as may be required applicable S.E.C. rules) if at any time the total investment does not have a value of at least $500.
                       The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 45 days to bring the value of the account up to at least $500 before the redemption is processed.

                       The redemption price will be the net asset value of the shares to be redeemed as determined at the close of regular trading hours on the NYSE after receipt at the address set forth above of a request for redemption in the form described above and the certificates (if any) evidencing the shares to be redeemed. No redemption charge will be made. Payment for shares redeemed is made within five business days, or such shorter time period as may be required by applicable S.E.C. rules, after receipt of the certificates (or of the redemption request where no certificates have been issued) by mailing a check to the shareholder's address of record.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                       Please Note: A $9 fee will be charged to your account at the time of redemption if instructions to wire proceeds are given; there is no fee to mail proceeds. Also, your redemption proceeds may be delayed up to 15 days if you recently purchased shares by check in order to confirm clearance of check.

                       THE FUND MAY ALSO FROM TIME TO TIME ACCEPT TELEPHONE REDEMPTION REQUESTS, FROM BROKER/DEALERS AND INSTITUTIONS WHO HAVE BEEN APPROVED PREVIOUSLY BY THE FUND. Neither the Fund nor any of its service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During times of unusual market conditions it may be difficult to reach the Fund by telephone. If the Fund cannot be reached by telephone, shareholders should follow the procedures for redeeming by mail as set forth above.

                       The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such time shorter time period as may be required by applicable S.E.C. rules, except: (1) when trading on the NYSE is restricted as determined by the S.E.C. or such NYSE is closed for other than weekends and holidays;
                       (2) when the S.E.C. has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the S.E.C., exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. In case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless a shareholder withdraws his request for redemption, he or she will receive payment at the net asset value next determined after termination of the suspension.

                       As provided in the Fund's Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of the Fund believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under "Computation of Net Asset Value." Subsequent sale of such securities would require payment of brokerage commissions by the investor.

                       The value of a shareholder's shares on redemption may be more or less than the cost of such shares to the shareholder, depending upon the net asset value of the Fund's shares at the time of redemption.

EXCHANGE               Shares of the Fund may be exchanged for shares of the
PRIVILEGE              other Stratton Mutual Funds; Stratton Growth Fund, Inc.,
                       Stratton Monthly Dividend Shares, Inc., and The Stratton
                       Funds, Inc.-Stratton Small-Cap Yield Fund, provided such other shares may legally be sold in the state of the investor's residence. The other Funds have a distinct investment objective which should be reviewed before executing any exchange of shares.

                       The Prospectus regarding the other Funds can be obtained by calling (800) 634-5726, and should be read prior to seeking any such exchange. Shares may be exchanged by:
                       (1) written request; or (2) telephone if a special authorization form has been completed and is on file with the Transfer Agent in advance. See "How to Redeem Fund Shares - Additional Information" for a description of the Fund's policy regarding telephone instructions.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

RETIREMENT             The Fund has available four types of tax-deferred
PLANS                  retirement plans for its shareholders: Defined
                       Contribution Plans, for use by both self-employed individuals and corporations; an Individual Retirement
                       Account, for use by certain eligible individuals with compensation (including earned income from self-employment), a Simple Individual Retirement Account, for use by certain small companies, and a 403(b)(7)
                       Retirement Plan, for use by employees of schools, hospitals, and certain other tax-exempt organizations or associations. More detailed information about how to participate in these plans, the FEES charged by the custodian, and the limits on contributions can be found in the Statement of Additional Information. TO INVEST IN
                       ANY OF THE TAX-DEFERRED RETIREMENT PLANS, PLEASE CALL THE
                       FUND FOR INFORMATION AND THE REQUIRED SEPARATE
                       APPLICATION.

TAX                    The Fund expects to qualify as a regulated investment
TREATMENT:             company under Subchapter M of the Internal Revenue Code
DIVIDENDS              as long as such qualification is in the best interest of
AND                    its shareholders.
DISTRIBUTIONS
                       Under Subchapter M of the Internal Revenue Code, the Fund
                       is not subject to Federal income tax on such part of its
Tax Treatment          ordinary taxable income or net realized long-term capital
                       gains that it distributes to shareholders. Distributions paid by the Fund from net investment income and short-term capital gains (but not distributions paid from long-term capital gains) will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares of the Fund. Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends from domestic corporations received by the Fund for the year. Shareholders who are citizens or residents of the United States will be subject to Federal taxes with respect to long-term realized capital gains which are distributed to them, whether or not reinvested in the Fund and regardless of the period of time such shares have been owned by the shareholders.
                       These distributions do not qualify for the dividends received deduction. Due to the nature of REIT dividends, the Fund may or may not realize a return of capital.
                       Consequently, a portion of the Fund's total distributions might also include return of capital. Shareholders will be advised after the end of each calendar year as to the Federal income tax consequences of dividends and distributions of the Fund made each year.

                       Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months, will be deemed for Federal tax purposes to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are paid during January of the following year.

                       Prior to purchasing shares of the Fund, the impact of dividends or capital gains distributions which are expected to be announced or have been announced, but not paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value of his or her shares by the per share amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital to the shareholder, is subject to taxes, which may be at ordinary income tax rates.

                       A taxable gain or loss may be realized by an investor upon his or her redemption, transfer or exchange of shares of the Fund, depending upon the cost of such shares when purchased and their price at the time of redemption, transfer or exchange. If a shareholder has held Fund shares for six months or less and received a distribution taxable as capital gains attributable to those shares, any loss he realizes on a disposition of those shares will be treated as a capital loss to the extent of the earlier capital gain distribution.

                       The information above is only a short summary of some of the important Federal tax considerations generally affecting the Fund and their shareholders. Income and capital gains distributions may also be subject to state and local taxes. Investors should consult their tax advisor with respect to their own tax situation.

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

Dividends and          The shareholders of the Fund are entitled to dividends
Distributions          and distributions arising from the net investment income
                       and net realized gains, if any, earned on investments held by the Fund involved, when declared by the Board of Directors. The Fund declares and pays dividends from net investment income semi-annually. The Fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of Subchapter M of the Internal Revenue Code. Any distribution paid necessarily reduces the Fund's net asset value per share by the amount of the distribution.
                       Distributions may be reinvested in additional shares of the Fund, see "Reinvestment of Income Dividends and Capital Gains Distributions."

PERFORMANCE            From time to time, performance information such as total
CALCULATIONS           return for the Fund may be quoted in advertisements or in
                       communications to shareholders. The Fund's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period.
                       Both methods of calculating total return assume that dividends and capital gains distributions made by the Fund during the period are reinvested in the Fund's shares.

                       The total return of the Fund may be compared to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc., National Association of Real Estate Investment Trusts and to indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Ratings Group.

                       Performance quotations of the Fund represent past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by broker-dealers, banks or other financial institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of total return. Further information about the performance of the Fund is included in the Fund's most recent Annual Report which may be obtained without charge by contacting the Fund at (800) 634-5726.

DESCRIPTION            The Company was organized as a Maryland corporation on
OF COMMON              January 5, 1993. The Fund is a series of the Company and
STOCK                  is authorized to issue 1,000,000,000 shares of common
                       stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of the Company has authorized the issuance of 200,000,000 shares of Class B common stock representing interests in the Fund and 200,000,000 shares of Class A common stock representing interests in Stratton Small-Cap
                       Yield Fund.

                       There are no conversion or preemptive rights in connection with any shares of the Fund, nor are there cumulative voting rights. Shares of the Fund are freely transferable. Each share of the Fund has equal dividend and distribution, and liquidation rights with other shares of the Fund. When issued for payment as described in this Prospectus, the Fund's shares will be fully paid and nonassessable. Fractional shares of the Fund have proportionately the same rights as provided for full shares of the Fund.

                       The Company does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Under certain circumstances, shareholders of the Company have the right to call a shareholders meeting to consider the removal of one or more directors. Shareholders of the Fund and of the Stratton Small-Cap Yield Fund will vote in the aggregate, and not by portfolio, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the

--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus
                       shareholders of a particular portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the directors.

SERVICE                Pursuant to arrangements between the Fund, The Bank of
PROVIDERS              New York and FPS, The Bank of New York serves as
AND                    custodian of all securities and cash owned by the Fund.
UNDERWRITER            The Bank of New York performs no managerial or policy-
                       making functions for the Fund. Pursuant to agreements between The Bank of New York and FPS, FPS performs certain administrative and record keeping services. The
                       Bank of New York reallows a portion of its custody fee to FPS for providing such services.

                       FPS also serves as the Transfer Agent, Administrator and Fund Accounting/Pricing Agent. FPS is a wholly-owned subsidiary of FinDaTex, Inc. Certain directors and officers of Stratton Management Company, the Investment Advisor to the Fund, and certain directors and officers of the Fund are controlling shareholders of FinDaTex, Inc.

                       Administration services include all administrative services except those relating to the investment portfolios of the Fund, the distribution of the Fund and the maintenance of the Fund's financial records. For these administrative services, the Fund pays a flat fee of $10,000

                       FPSB acts as underwriter to the Fund pursuant to separate underwriting agreements. FPSB is paid $3,000 for underwriting services in connection with the registration of the Fund's shares under state securities laws. FPSB is a wholly-owned subsidiary of FPS. FPS and FPSB are affiliates of the Investment Advisor inasmuch as FPSB, FPS and the Investment Advisor are under common control.




--------------------------------------------------------------------------------
                   Stratton Special Value Fund - Prospectus

                          STRATTON SPECIAL VALUE FUND
                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                (610) 941-0255





                      STATEMENT OF ADDITIONAL INFORMATION



                               December 31, 1997


================================================================================

This Statement of Additional Information, dated December 31, 1997, is not a prospectus but should be read in conjunction with the current Prospectus for Stratton Special Value Fund (the "Fund"), a series of The Stratton Funds, Inc. (the "Company"), dated December 31, 1997, and is incorporated by reference in its entirety into the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by contacting the Fund's Distributor, FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, or by telephoning (800) 634-5726.



--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                               TABLE OF CONTENTS


                                                                            Page
Statement of Additional Information........................................

Additional Information on Investment Objective and Policies................

Investment Restrictions....................................................

Directors and Officers of the Fund.........................................

Compensation Table.........................................................

Control Persons and Principal Holders of Securities........................

The Investment Advisor and Other Service Providers

         The Investment Advisor............................................

         Service Providers and Underwriter.................................

Portfolio Transactions and Brokerage Commissions...........................

Retirement Plans

         Defined Contribution Plans........................................

         Individual Retirement Account.....................................

         403(b)(7) Retirement Plan.........................................

         Simple Individual Retirement Account..............................

         General Information...............................................

Additional Purchase and Redemption Information.............................

Additional Information Concerning Taxes....................................

Additional Information on Performance Calculations

         Total Return Calculations.........................................

Financial Statements.......................................................


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read in conjunction with the Prospectus of the Fund having the same date as this Statement of Additional Information. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus of the Fund.

          ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

Futures Contracts

The Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities underlying the contract. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver, and the purchaser to receive an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending upon the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities, and for federal tax purposes will be considered a "short sale". For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and having the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options

The Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities.

The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options

The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of that Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

Covered Call Writing

The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Advisor determines is appropriate in seeking to obtain the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options

The Fund may invest up to 20% of their total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options

The Fund may also write put options on a secured basis, which means that the Fund will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.



--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                            INVESTMENT RESTRICTIONS

A list of the Fund's investment objective and policies, can be found under "INVESTMENT OBJECTIVE, POLICIES, RESTRICTIONS and RISK CONSIDERATIONS" in the Fund's Prospectus.

The following investment restrictions are deemed fundamental policies and may be changed with respect to the Fund only by the approval of the holders of a "majority" of the Fund's outstanding shares. The term "majority" of the Fund's outstanding shares means the holders of the lesser of: (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

The Fund Will Not:

 1. Issue any senior securities (as defined in the Investment Company Act of 1940); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets, except that this restriction shall not apply to transactions in options, futures contracts and options on futures contracts.

 2. Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "Underwriter" as that term is defined in the Securities Act of 1933.

 3.      Purchase or sell real estate.

 4. As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the Fund would be invested in securities of such issuer.

 5. Purchase or own 10% or more of the outstanding voting securities of any one issuer.

 6. Purchase or sell commodities or commodity contracts, except that it may engage in options transactions and may enter into futures contracts and options thereon in accordance with its Prospectus.

 7. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the Fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

 8. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, and it may establish margin accounts in connection with its use of options, futures contracts and options on futures contracts.

 9. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

10. Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission approved offer of exchange.

11. Invest for the purpose of exercising control over, or management of, the issuer.

Real estate investment trusts ("REITS") are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the Fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                                     * * *

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of the Fund's investments will not cause a violation of the limitations. In addition, the limitations will not be violated if the Fund receives securities by reason of a merger or other form of reorganization.



--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, their position with the Company, their addresses, affiliations, if any, with the Investment Advisor, and principal occupations during the past five years are set forth below. Each of the Directors named below is also a Director of Stratton Growth Fund, Inc. and Stratton Monthly Dividend Shares, Inc.


Name and Address                  Age     Position with      Principal Occupation during last 5 years
                                          Registrants
James W. Stratton/1,3/            60      Director/          Mr. Stratton is the Chairman of the Board and Chief
610 W. Germantown Pike                    Chairman           Executive Officer of the Investment Advisor, Stratton
Suite 300                                                    Management Company.  He is a Director of Unisource
Plymouth Meeting, PA 19462                                   Worldwide, Inc. (paper distribution), Amerigas Propane
                                                             Ltd. (energy), FinDaTex, Inc. (financial services),
                                                             Teleflex, Inc. (aerospace controls and medical products)
                                                             and UGI Corp., Inc. (utility-natural gas).

Lynne M. Cannon/2/                41      Director           Ms.  Cannon is a Senior Vice President of Relationship
3200 Horizon Drive                                           Management of FPS Services, Inc. and a Director of
King of Prussia, PA 19406                                    FPS Broker Services, Inc. She was formerly employed as
                                                             Vice President of Mutual Funds of Independence Capital
                                                             Management, Inc. (investment advisor). Prior to
                                                             Independence Capital, she was Vice President of AMA
                                                             Investment Advisors, Inc. (investment advisor &
                                                             broker/dealer).

John J. Lombard, Jr.              62      Director           Mr. Lombard is a partner in the law firm of Morgan,
2000 One Logan Sq.                                           Lewis & Bockius LLP.
Philadelphia, PA 19103

Douglas J. MacMaster              67      Director           Mr. MacMaster is a private investor. He was formerly
5 Morris Road                                                Senior Vice President of Merck, Inc. He is a Trustee
Ambler, PA 19002                                             of Gwynedd Mercy College, a Director of American
                                                             Precision Industries, Inc., Marteck Biosciences
                                                             Corp., Neose Pharmaceuticals Inc., Oravax, Inc. and
                                                             U.S. Bioscience, Inc. Director of SGF, SMDS and SSCY
                                                             since October 1, 1997.

Henry A. Rentschler               68      Director           Mr. Rentschler is a private investor. He was
P.O. Box 962                                                 formerly the President of Baldwin-Hamilton Company, a
Paoli, PA 19301                                              division of Joy Environmental Equipment Co.
                                                             (manufacturer of renewal parts for Baldwin locomotives
                                                             and diesel engines) and was also formerly a Director
                                                             of the Society for Industrial Archeology (which promotes
                                                             the study and preservation of the physical survivals of
                                                             our technological and industrial past).

Merritt N. Rhoad, Jr./3/          67      Director           Mr. Rhoad is a private investor. He was formerly a
640 Bridle Road                                              senior systems engineer with International Business
Custis Woods                                                 Machines Corporation.
Glenside, PA 19038

Alexander F. Smith                68      Director           Mr. Smith is a private investor. He was formerly
Cricket Springs                                              the Chairman and Director of Gilbert Associates, Inc.
Geigertown, PA 19523                                         (engineering/consulting services).

Richard W. Stevens                63      Director           Mr. Stevens is an attorney in private practice.  He
One Jenkintown Station                                       was formerly a partner in the law firm of Clark,
115 W. Avenue, Suite 108                                     Ladner, Fortenbaugh and Young.
Jenkintown,  PA 19046

Gerard E. Heffernan/3/            59      Officer            Mr. Heffernan is a Senior Vice President and Director
610 W. Germantown Pike                                       of the Investment Advisor, Stratton Management
Suite 300                                                    Company. He is President of Stratton Monthly
Plymouth Meeting, PA 19462                                   Dividend Shares, Inc., Vice President of Stratton
                                                             Growth Fund, Inc. and The Stratton Funds, Inc. He is
                                                             Secretary of FinDaTex, Inc.

John A. Affleck/3/                50      Officer            Mr. Affleck is President and Director of the
610 W. Germantown Pike                                       Investment  Advisor,  Stratton  Management Company. He
Suite 300                                                    is President of Stratton Growth Fund, Inc., Vice
Plymouth Meeting, PA 19462                                   President of Stratton Monthly  Dividend  Shares,  Inc.
                                                             and The Stratton Funds, Inc.


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information


Name and Address                  Age     Position with      Principal Occupation during last 5 years
                                          Registrants
Joanne E. Kuzma                   42      Officer            Mrs. Kuzma is the Director of Trading and a Managing
610 W. Germantown Pike                                       Partner of the Investment Advisor, Stratton
Suite 300                                                    Management Company. She is Vice President of
Plymouth Meeting, PA 19462                                   Compliance for Stratton Growth Fund, Inc., Stratton
                                                             Monthly Dividend Shares, Inc. and The Stratton Funds,
                                                             Inc.

Frank H. Reichel, III             32      Officer            Mr. Reichel is a Vice President, a Director and the
610 W. Germantown Pike                                       Director of Research of the Investment Advisor,
Suite 300                                                    Stratton Management Company. He is President of The
Plymouth Meeting, PA 19462                                   Stratton Funds, Inc., Vice President of Stratton
                                                             Growth Fund, Inc. and Stratton Monthly Dividend
                                                             Shares, Inc.

Patricia L. Sloan                 43      Secretary,         Ms. Sloan is an employee of the Investment Advisor,
610 W. Germantown Pike                    Treasurer          Stratton Management Company.
Suite 300
Plymouth Meeting, PA 19462

James A. Beers                    33      Assistant          Mr. Beers is a Vice President of the Investment
610 W. Germantown Pike                    Secretary/         Advisor, Stratton Management Company; prior thereto,
Suite 300                                 Treasurer          Account Manager of Client Services at FPS Services,
Plymouth Meeting, PA 19462                                   Inc. Mr. Beers is related to Mr. Stratton by
                                                             marriage.

Carol L. Royce                    39      Assistant          Mrs. Royce is an employee of the Investment Advisor,
610 W. Germantown Pike                    Secretary/         Stratton Management Company.
Suite 300                                 Treasurer
Plymouth Meeting, PA 19462

/1/ As defined in the 1940 Act, Mr. Stratton is an "interested person" of the Company by reason of his positions with the Investment Advisor and his indirect ownership, through FinDaTex, Inc., of FPS Services, Inc. ("FPS") and it's subsidiary FPS Broker Services, Inc. ("FPSB"). FinDaTex, Inc. is the 100% owner of FPS, the Funds' servicing agent, and FPSB, the Funds' underwriter.

/2/ Ms. Cannon is an "interested person" of the Company by reason of her employment with FPS and FPSB.

/3/ Messrs. Stratton, Rhoad, Jr., Heffernan and Affleck are shareholders of FinDaTex, Inc.

                              COMPENSATION TABLE

The officers and Directors of the Company who are also officers or employees of the Investment Advisor or FPS receive no direct compensation from the Fund for services to them. The Company pays each Director, $750 for each meeting attended, and an annual retainer of $4,000. There are no separate audit, compensation or nominating committees of the Board of Directors.

Set forth are the total fees which were paid by Stratton Small Cap Yield Fund to each of the Directors who are not "interested persons" from June 1, 1996 to December 31, 1996:


                                                           Total Compensation
                                 Aggregate Compensation    from Registrant and
Name of Director                 from Registrant           Fund Complex/(1)/
----------------                 ----------------------    -------------------
James W. Stratton                $0                        $0

Lynne M. Cannon                  $0                        $0

Rose J. Randall/(2)/             $365.74                   $6,848.23

John J. Lombard, Jr              $758.69                   $6,848.23

Henry A. Rentschler              $758.69                   $6,848.23

Merritt N. Rhoad, Jr             $758.69                   $6,848.23

Alexander F. Smith               $758.69                   $6,848.23

Richard W. Stevens               $758.69                   $6,848.23


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information


                                                           Total Compensation
                                 Aggregate Compensation    from Registrant and
Name of Director                 from Registrant           Fund Complex/(1)/
----------------                 ----------------------    -------------------
Douglas J. MacMaster             $0                        $0

/(1)/ The "Fund Complex" consists of Stratton Growth Fund, Inc., Stratton Monthly Dividend Shares, Inc. and The Stratton Funds, Inc.
/(2)/  Ms. Randall resigned from the Board of Directors on June 25, 1996.

              THE INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

The Investment Advisor

The Investment Advisory Agreement (the "Agreement") requires the Investment Advisor to maintain a continuous review of the Fund's portfolio of investments, and to manage the investment and reinvestment of the Fund's assets. The Agreement provides that the Investment Advisor is not required to give the Fund preferential treatment as compared with the treatment given to any other customer or investment company. In addition, the Investment Advisor furnishes to the Fund office space and facilities necessary in connection with the operation of the Fund. The Fund pays, or arrange for others to pay, all other expenses in connection with their operations.

The Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested Directors; (2) interest expenses; (3) taxes; (4) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (5) the expenses of registering shares for sale with the Securities and Exchange Commission and with various state securities commissions; (6) accounting and legal costs; (7) insurance premiums; (8) fees and expenses of the Fund's custodian, administrator, accounting services agent and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund's portfolio securities and of pricing the Fund's shares; (10) expenses of maintaining the Company's legal existence and of shareholders' meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

The Investment Advisor receives from the Fund a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets subject to a performance adjustment. The performance adjustment will commence at the end of the month in which the Fund has completed 24 months of operation, if it has net assets of $20 million or more, at such date, or at the end of any succeeding month at which it has net assets of $20 million, but in any event, irrespective of its net assets, at the end of the month in which the Fund has completed 36 months of operation and will be calculated at the end of the commencement month and each succeeding month based upon a rolling 24 month performance period. The performance adjustment is added to or subtracted from the basic investment advisory fee. The Fund's gross performance is compared with the performance of the Frank Russell 2000, a widely recognized unmanaged index of common stock prices, over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on a market capitalization-weighted basis. When the Fund performs better than the Russell 2000, it pays the Investment Advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between the Fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the Fund outperformed or underperformed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the basic advisory fee may be increased as high as an annual rate of 1.25% or decreased to as low as an annual rate of 0.25% of the Fund's average daily net asset value. Due to the complexities of researching and investing in small-cap equity securities, the advisory and incentive fees (if realized) paid by the Fund are higher than those paid by most other investment companies. Additionally, the Fund's incentive fee of plus or minus 0.50% is greater than that of other mutual funds with similar objectives which pay incentive fees.

Service Providers and Underwriter

FPS is a wholly-owned subsidiary of FinDaTex, Inc. Certain Directors and officers of Stratton Management Company, the Investment Advisor to the Fund, and certain Directors and officers of the Company are controlling shareholders of FinDaTex, Inc. FPSB, the Company's underwriter, is a wholly-owned subsidiary of FPS.

FPS has been engaged by the Fund to provide most of the back office services on the Fund's behalf. Pursuant to


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information certain agreements, FPS provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration.

Included among the many tasks which FPS performs on behalf of the Fund are: (1) coordination and monitoring, through the Fund Administration function, the activities of any other third party service provider providing services to the Fund (e.g. the Fund's independent auditors, printers, etc.); (2) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the Agreement; (3) maintenance of such books and records of the Fund as may be required by applicable federal or state law; (4) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (5) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the U.S Securities and Exchange Commission and any other federal or state regulatory authorities as may be required by applicable law; (6) reviews and submits to the officers of the Fund for their approval, invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof, and (7) takes such other action with respect to the Fund as may be deemed by FPS to appropriately perform its duties under the Agreement.

Pursuant to the Fund's Administration Agreement, FPS receives a fee payable monthly at the annual rate of $10,000 per year from the Company. Pursuant to the Fund's Accounting Services Agreement, FPS annually receives $13.00 per account.

The Company's independent auditor is Tait, Weller & Baker. Their offices are located at 2 Penn Center Plaza, Suite 700, Philadelphia PA 19102-1707. The auditor's responsibilities are (1) to ensure that all relevant accounting principles are being followed by the Fund; and (2) to report to the Board of Directors concerning the Fund's operations.

The Bank of New York, 48 Wall Street, New York, New York 10286 serves as the custodian of the Fund's assets pursuant to custodian agreements. Under such agreements, The Bank of New York (1) maintains a separate account or accounts in the name of the Fund; (2) holds and transfers portfolio securities on account of the Fund; (3) accepts receipts and makes disbursements on money on behalf of the Fund; (4) collects and receives all income and other payments and distributions on account of the Fund's securities; and (5) makes periodic reports to the Board of Directors concerning the Fund's operations.

The Company has entered into Underwriting Agreements with FPSB. FPSB acts as an underwriter of the Fund's shares for the purpose of facilitating the registration of shares. In this regard, FPSB has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to FPSB as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

FPSB is a broker/dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc. FPSB is an affiliate of the Investment Advisor inasmuch as both the Underwriter and the Investment Advisor are under common control.

For the services to be provided under the Underwriting Agreement in facilitating the registration of Fund shares under state securities laws, FPSB will receive an annual fee of $3,000 from each Fund for providing these services. This fee is included in the net expenses of the Fund. The Fund shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares of the Fund under state securities laws. The Fund pays no compensation to FPSB for its assistance in sales of Fund shares. The Investment Advisor pays certain out-of-pocket expenses, plus the cost for each employee to be licensed as a Registered Representative by FPSB.

The Underwriting Agreement may be terminated by either party upon 60 days prior written notice to the other party, and if so terminated, the pro-rata portion of the unearned fee will be returned to the Fund.

               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund seeks to obtain the best price and execution in all purchases and sales of securities, except when the authorization to pay higher commissions for research and services, as provided for in the Investment Advisory Agreements, is exercised. Purchases and sales of over-the-counter securities are ordinarily placed with primary market


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information makers acting as principals. Consistent with its obligation to seek the best price and execution, the Fund may place some purchases and sales of portfolio securities with dealers or brokers who provide statistical and research information to the Investment Advisor. Statistical and research services furnished by brokers through whom the Fund effects securities transactions in accordance with these procedures are ordinarily of general application and may be used by the Advisor in servicing other accounts as well as that of the Fund. In addition, not all such services may be used in connection with the Investment Advisor's activities on behalf of the Fund. Portfolio transactions are assigned to brokers, and commission rates negotiated, based on an assessment of the reliability and quality of a broker's services, which may include research and statistical information such as reports on specific companies or groups of companies, pricing information, or broad overviews of the stock market and the economy.

Although investment decisions for the Fund will be made independently from investment decisions made with respect to other clients advised by the Investment Advisor, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases this system could have a detrimental effect on the price or quantity of a security available to the Fund. In other cases, however, the ability of the Fund to participate with other clients of the Investment Advisor in volume transactions may produce better executions for the Fund.

The Investment Advisory Agreement contains provisions which authorize the Investment Advisor to recommend and cause the Fund to pay brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the Fund, viewed in terms of the particular transaction or the overall responsibilities of the Investment Advisor with respect to the Fund. In addition, the Investment Advisory Agreement recognizes that the Investment Advisor may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations.

                               RETIREMENT PLANS

Defined Contribution Plans

The Fund offers a profit sharing and a money purchase plan (the "Defined Contribution Plans") for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code.

Annual deductible contributions to the Defined Contribution Plans may generally be made on behalf of each participant in a total amount of up to the lesser of 20% of a self-employed participant's pre-contribution earned income (after reducing the earned income by the self-employed's deduction for 50% of his or her self-employment tax) (25% of a non-self-employed participant's wages) or $30,000. Unless the employer chooses to take Social Security contributions into account, the same percentage of earned income (or wages) must be contributed on behalf of each participant in the Defined Contribution Plans. Earned income and wages are generally limited for this purpose to $160,000 (for 1997 -- indexed for cost-of-living).

The Internal Revenue Code provides certain tax benefits for participants in a Defined Contribution Plan. For example, amounts contributed to a Defined Contribution Plan and earnings on such amounts are not taxed until distributed. However, distributions to a participant from a Defined Contribution Plan before the participant attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the participant's gross income.

Individual Retirement Account

The Fund offers an individual retirement account (the "IRA") for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information attain, age 70 1/2 before the end of the taxable year may only contribute to an IRA for a nonworking spouse who is under age 70 1/2.

The general deductible limit for contributions to an IRA is the lesser of 100% of compensation or $2,000. However, this limit is phased out for certain individuals who are active participants in an employer-maintained retirement plan. If such an individual is a married person with adjusted gross income ("AGI") on his or her joint return in excess of $40,000 but less than $50,000, or a single person with AGI in excess of $25,000 but less than $35,000, the individual's $2,000 deduction will be decreased proportionately. A married individual with AGI on his or her joint return of $50,000 or more, or a single individual with AGI of $35,000 or more, may not make any deductible contribution if he or she is an active participant in a retirement plan.

Even if the individual is not an active participant in a retirement plan, if his or her spouse is a participant in such a plan and if their AGI, filed jointly, is more than $40,000, the individual and his or her spouse will both be subject to the phase-out discussed above. If neither the individual nor his or her spouse is a participant in an employer-sponsored retirement plan, or if their AGI is less than the $40,000 amount discussed above, the individual may continue to make deductible contributions of up to the lesser of $2,000, or 100% of compensation. (Beginning with the 1997 tax year, if neither spouse is an active participant in an employer-sponsored retirement plan, or if their combined AGI is less than $40,000, a married couple filing a joint tax return may make deductible contributions to separate IRAs - no more than $2,000 to either - up to the lesser of $4,000 or 100% of their combined compensation.)

Nondeductible contributions to the IRA may be made to the extent an individual is unable to make a deductible contribution under the phase-out rules discussed above. In addition, an individual may roll over to the IRA funds (in any amount) that he or she has received in a qualifying distribution from an employer's retirement plan.

The individual's IRA assets (and earnings thereon) may generally not be withdrawn (without the individual's incurring an additional 10% tax on the amount included in the individual's gross income) until age 59 1/2. Earnings on amounts contributed to the IRA are not taxed until distributed.

403(b)(7) Retirement Plan

The Fund offers a plan (the "403(b)(7) Plan") for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan based on a reduction of the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal income tax and to the additional 10% tax on early withdrawals discussed above under "Defined Contribution Plans."

Simple Individual Retirement Account

The Fund offers a plan (the "Simple IRA") for use by companies or tax-exempt organizations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the Simple IRAs based on a reduction of the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $6,000 per year), are excludable from the gross income of the employee for Federal income tax purposes. Assets withdrawn from the Simple IRA are subject to Federal income tax and to the additional 10% tax on early withdrawals discussed above under "Defined Contribution Plans." Also, any distribution to an individual within two years of initial participation in the plan increases the early withdrawal penalty to 25%.

General Information

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested in the Fund.

The custodian of the Plans is Semper Trust Company ("Semper"), Plymouth Meeting, Pennsylvania. Semper is


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information controlled by certain Directors and officers of the Company and certain directors and officers of Stratton Management Company. FPS serves as the fiduciary agent for Semper and in such capacity is responsible for all record keeping, applicable tax reporting and fee collection in connection with the plan accounts. Semper is entitled to deduct its fees and administrative expenses by liquidating shares annually in September, unless the annual maintenance fee is paid separately to FPS. The annual maintenance fee is currently $12.00 per plan account. This fee may be amended without notice by Stratton Management Company, Semper or FPS in the future.

The foregoing brief descriptions are not complete or definitive explanations of the Defined Contribution Plan, IRA, 403(b)(7) Plan or Simple IRA available for investment in the Fund. Any person who wishes to establish a retirement plan account may do so by contacting the Fund directly. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. Since all these Plans involve setting aside assets for future years, it is important that investors consider their needs and whether the investment objective of the Fund as described in this Statement of Additional Information and in the Prospectus is most likely to fulfill them. The Fund recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

                    ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

As stated in the Prospectus, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended ("the Code") for each taxable year. Ordinary income of individuals is taxable at a maximum nominal marginal rate of 39.6%; although because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for certain taxpayers may be more than 39.6% in certain circumstances. Pursuant to the Tax Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the property was held more than 18 months; for property held for more than 12 months, but no longer than 18 months, the maximum rate continues to be 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any fiscal year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

              ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

From time to time, the Fund's total return may be quoted in advertisements, shareholder reports or other communications to shareholders.


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

Total Return Calculations

The Fund computes their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial investment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.

This calculation can be expressed as follows:

                                T=[(ERV)1/n-1]
                                    ---
                                     P

Where:        T           =        average annual total return.

              ERV         =        ending redeemable value at the end of the
                                   period covered by the computation of a
                                   hypothetical $1,000 investment made at the beginning of the period.

              P           =        hypothetical initial investment of $1,000.

              n           =        period covered by the computation, expressed
                                   in terms of years.

The Fund computes their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   A=(ERV-P)
                                     -------
                                        P

 Where:       A           =        aggregate total return.

              ERV         =        ending redeemable value at end of the period
                                   covered by the computation of a hypothetical
                                   $1,000 investment made at the beginning of the period.

              P           =        hypothetical initial investment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                             FINANCIAL STATEMENTS

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information financial statements audited by the Fund's independent accountants.


--------------------------------------------------------------------------------
        Stratton Special Value Fund-Statement of Additional Information

                        POST-EFFECTIVE AMENDMENT NO. 7

                    TO REGISTRATION STATEMENT NO. 33-57166
                                      on
                                   Form N-1A

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------

(a)  Financial Statements:

         (1)      None.

         (2)      None.

(b)  Exhibits:

         (1) Articles of Incorporation of Registrant, dated January 5, 1993, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on July 29, 1996 ("Post-Effective Amendment No. 5").

         (2) By-Laws of Registrant, dated January 15, 1993, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 5

         (3)      None.

         (4) Specimen certificate for shares of common stock of Stratton Small-Cap Yield Fund is incorporated herein by reference to
                  Exhibit 99.4 of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on March 12, 1997 ("Post-Effective
                  Amendment No. 6").

         (5) Investment Advisory Agreement, dated April 1, 1993, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 5.

         (6)      (a)      Underwriting Agreement, dated April 12, 1993, between
                           Registrant and FPS Broker Services, Inc. is incorporated herein by reference to Exhibit 99.6 (a) of Post-Effective Amendment No. 6.

                  (b) Amendment to Underwriting Agreement, dated June 25, 1996, between Registrant and FPS Broker Services, Inc. is incorporated herein by reference to Exhibit
                           99.6 (b) of Post-effective Amendment No.6.

         (7)      None.

         (8)      (a)      Custodian Agreement between Registrant and The Bank
                           of New York, dated November 1, 1994, is incorporated herein by reference to Exhibit No. 99.8 (a) of Post-
                           Effective Amendment No. 5.

                  (b) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc., dated November 1, 1994, is incorporated herein by reference to Exhibit No. 99.8 (b) of Post-Effective Amendment No. 5.

         (9)      (a)      Administration Agreement, dated March 31, 1993,
                           between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (a) of Post-Effective Amendment No. 6.

                  (b) Shareholder Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (b) of Post-Effective Amendment No. 6.

                  (c) Accounting Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (c) of Post-Effective Amendment No. 6.

                  (d) Letter of Understanding dated August 26, 1997 amending the Administration, Shareholder Services and Accounting Services Agreements between Registrant and FPS Services, Inc. is filed herein as
                           Exhibit 99.9 (d).

         (10) Opinion and Consent of Counsel filed under Rule 24-f-2 of the 1940 Act as part of Registrant's Rule 24-f-2 Notice filed on February 28, 1997 is incorporated herein by reference to Exhibit No. 99.10 of Post-Effective Amendment No. 6.

         (11)     None.

         (12)     None.

         (13) Letters of Understanding relating to Initial Capital between The Stratton Funds, Inc. and James W. Stratton, Arlene E. Stratton, Carol A. Stratton, John A. Affleck, Gerard E. Heffernan, Frank H. Reichel, III, James Van Dyke Quereau (individually) are incorporated herein by reference to Exhibit
                  99.13 of Post-Effective Amendment No. 6.

         (14)     (a)      Form of 403(b)(7) Retirement Plan is incorporated
                           herein by reference to Exhibit No. 99.14 (a) of Post-
                           Effective Amendment No. 5.

                  (b) Form of Individual Retirement Account (I.R.A.) is incorporated herein by reference to Exhibit 99.14
                           (b). of Post-Effective Amendment No. 6.

                  (c) Form of Self-Employed Retirement Plan (Defined Contribution Plans), as amended June 30, 1994, is incorporated herein by reference to Exhibit No. 99.14
                           (c) of Post-Effective Amendment No. 5.

         (15)     None.

         (16) Schedule of computations of performance quotations is incorporated herein by reference to Exhibit No. 99.16 of Post-Effective Amendment No.6.

         (17)     None.

         (18) Powers of Attorney are incorporated herein by reference to Exhibit No. 99.18 of Post-Effective Amendment No. 6.

Item 25.  Persons Controlled by or under Common Control with Registrant
-----------------------------------------------------------------------

Registrant is controlled by its Board of Directors.

Item 26.  Number of Holders of Securities
-----------------------------------------

                                            Number of Record Holders
         Title of Class                     (as of October 1, 1997)
         --------------                     -----------------------

         Stratton Small-Cap Yield Fund               1096
         Class A Common Stock,
         par value $0.001 per share


         Stratton Special Value Fund                 0
         Class B Common Stock,
         par value $0.001 per share

Item 27.  Indemnification
-------------------------

Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article SEVENTH section (a) & (b) of Registrant's Articles of Incorporation, incorporated by reference as Exhibit 99.1 of Post-Effective Amendment No. 5, and Article VI, Section 1 of Registrant's By-Laws, as amended, incorporated by reference as Exhibit 99.2 of Post-Effective Amendment No. 5, provide for the indemnification of Registrant's directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing, Article VI Section 1 (a) of Registrant's By-Laws provides that no director or officer of Registrant shall be indemnified against liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's duties to the corporation.

In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Indemnification of Registrant's Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for the following documents:

         (a) Section 8(d) of Administration Agreement between the Registrant and FPS Services, Inc. included as Exhibit 99.9.a;

         (b) Section 24(c) of Shareholder Services Agreement between the Registrant and FPS Services, Inc. included as Exhibit 99.9.b;

         (c) Section 11(c) of Accounting Services Agreement, between the Registrant and FPS Services, Inc. included as Exhibit 99.9.c; and

         (d) Article XVII (14) of Custodian Agreement between the Registrant and Bank of New York, incorporated herein by reference to Exhibit 99.8.a of Post-Effective Amendment No. 5.

Item 28.  Business and Other Connections of Advisor
---------------------------------------------------

Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of September 30, 1997 had approximately $1.7 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Monthly Dividend Shares, Inc. and Stratton Growth Fund, Inc.

For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-8681) filed by it under the Investment Advisors Act of 1940, as amended.

Item 29.  Principal Underwriter
-------------------------------

(a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                  Bjurman Funds
                  Farrell Alpha Strategies
                  Focus Trust, Inc.
                  IAA Trust Growth Fund, Inc.
                  IAA Trust Asset Allocation Fund, Inc.
                  IAA Trust Tax Exempt Bond Fund, Inc.
                  IAA Trust Taxable Fixed Income Series Fund, Inc. Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  Polynous Trust
                  Sage/Tso Trust
                  Smith Breeden Series Fund
                  Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend Shares, Inc.
                  The Govett Funds, Inc.
                  The Stratton Funds, Inc
                  Trainer Wortham First Mutual Funds

(b) The information required by this Item 29 with respect to each Director, Officer or Partner of FPSB is incorporated herein by reference to Form BD filed by FPSB with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (Sec File No. 8-41540)

(c)      Not applicable.

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of FPSB.

Item 30.  Location of Accounts and Records
------------------------------------------

All records described in Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by Stratton Management Company, the Fund's Investment Advisor, Plymouth Meeting Executive Campus, 610
W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286, and FPS Services, Inc. the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 3200 Horizon Drive, King of Prussia Pennsylvania, 19406.

Item 31.  Management Services
-----------------------------

Not applicable.

Item 32.  Undertakings
----------------------

(a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of the Fund's Prospectus.

(b) Registrant undertakes to file a Post-Effective Amendment within four to six months from the effective date of this registration Statement under the Securities Act of 1933. The Registrant understands that such Post-Effective Amendment will contain reasonably current financial statements which need not be certified by independent public accountants

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No.7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Plymouth Meeting, Pennsylvania, on the 17th day of October, 1997



     THE STRATTON FUNDS, INC.

By:  /s/ Frank H. Reichel, III
     -------------------------
     Frank H. Reichel, III
     President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.7 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                        Title                         Date
---------                        -----                         ----

/s/ James W. Stratton            Director and                 October 17, 1997
-----------------------          Chairman of the Board
James W. Stratton

/s/ Frank H. Reichel, III        President                    October 17, 1997
-------------------------
Frank H. Reichel, III

/s/ Patricia L. Sloan            Secretary/Treasurer          October 17, 1997
---------------------
Patricia L. Sloan


* Lynne M. Cannon                Director                     October 17, 1997
* John J. Lombard, Jr.           Director                     October 17, 1997
* Henry A. Rentschler            Director                     October 17, 1997
* Merritt N. Rhoad, Jr.          Director                     October 17, 1997
* Alexander F. Smith             Director                     October 17, 1997
* Richard W. Stevens             Director                     October 17, 1997

* By:

/s/ William J. Baltrus
----------------------
William J. Baltrus
as Attorney-in-Fact and Agent, pursuant to Power of Attorney

THE STRATTON FUNDS, INC.

Index to Exhibits to Form N-1A



Exhibit

99.9 (d) Letter of Understanding dated August 26, 1997 amending the Administration, Shareholder Services and Accounting Services Agreements between Registrant and FPS Services, Inc.